THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB STRATEGIC TRUST
LAUDUS TRUST
(all series, except Schwab Municipal Bond ETF)
Supplement dated September 28, 2022, to all currently effective Statements of Additional Information (each an SAI and collectively, the SAIs) for each series of the aforementioned Trusts

This supplement provides new and additional information beyond that contained in the
SAIs and should be read in conjunction with the SAIs.
Effective September 30, 2022, Joseph R. Martinetto will depart from the Board of Trustees of the Trusts. Effective October 1, 2022, Michael J. Beer and Richard A. Wurster will join the Board of Trustees of the Trusts. As such, the following changes are made to each SAI.
1.
Board of Trustees Table:

a.
Under the “Management of the Funds” section in the “Independent Trustees” table: the following is added for Michael J. Beer.

Name, Year of Birth, And Position(s) with the Trust (Term of Office and Length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.

b.
Under the “Management of the Funds” section in the “Interested Trustees” table: the following is added for Richard A. Wurster.

Name, Year of Birth, And Position(s) with the Trust (Term of Office and Length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INTERESTED TRUSTEES
Richard A. Wurster(2) 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	President (Oct. 2021 – present) and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles Schwab Corporation; President, Director (Oct. 2021 – present), Executive Vice President – Schwab Asset Management Solutions (July 2019 – Oct. 2021) and Senior Vice President – Advisory (May 2016 –
	July 2019), Charles Schwab & Co., Inc.; President (Nov. 2021 – present), Schwab Holdings, Inc.; Director (Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.	105	None

c.
Under the “Management of the Funds” section under the “Officers” table: footnote 2 is revised as follows:

(2)
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because they own stock of CSC, the parent company of Schwab Asset Management, the investment adviser for the trusts in the Fund Complex, and are employees of Charles Schwab & Co., Inc., the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.

d.
Under the “Management of the Funds” section: all references to Joseph R. Martinetto are hereby deleted in their entirety.

2.
Individual Trustee Qualifications:

Under the “Individual Trustee Qualifications” section: the entire section is deleted and replaced in its entirety with the following:
The Board has concluded that each of the trustees should initially and continue to serve on the Board because of  (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.
The Board has concluded that Mr. Beer should serve as trustee of the Trust because of the experience he gained serving as director, president and chief executive officer of Principal Funds and his knowledge and experience in the investment management industry.
The Board has concluded that Mr. Bettinger should serve as trustee of the Trust because of the experience he gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Schwab Funds since 2008, the Schwab ETFs since 2009, and the Laudus Trust since 2010.
The Board has concluded that Mr. Burns should serve as trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as trustee of the Schwab ETFs since 2009, and the Schwab Funds and Laudus Trust since 2016.

The Board has concluded that Ms. Heller should serve as trustee of the Trust because of the experience she gained as president of TIAA Charitable and as senior managing director at TIAA, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2018.
The Board has concluded that Mr. Mahoney should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Trust since 2011 and Schwab ETFs since 2016, as co-chief executive officer of McKesson Corporation, and his service on other public company boards.
The Board has concluded that Ms. Moncreiff should serve as trustee of the Trust because of the experience she gained as chief investment officer of CareGroup Healthcare System, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2019.
The Board has concluded that Mr. Patel should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Trust since 2011 and Schwab ETFs since 2016, as executive vice president, general manager and chief financial officer of Intuit, Inc., his service on other public company boards, and his experience serving as chair of the Schwab Funds’ and Schwab ETFs’ Audit, Compliance and Valuation Committee.
The Board has concluded that Ms. Patmore should serve as trustee of the Trust because of the experience she gained serving as chief financial officer and executive vice president of First Data Corporation, her knowledge of and experience in management consulting, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2016.
The Board has concluded that Mr. Penn should serve as trustee of the Trust because of the experience he gained as head of equity sales and trading of BNY Mellon and his knowledge of and experience in the financial services industry, as well as the experience he has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2021.
The Board has concluded that Mr. Wurster should serve as trustee of the Trust because of the experience he gained leading investment advisory firms and organizations, including Schwab Asset Management, and his knowledge of and experience in the investment management industry.
3.
Board of Trustees Committee Structures:

Under the “Trustee Committees” section: the first paragraph is revised to replace the third sentence with the following:
Effective October 1, 2022, this Committee is comprised of at least three independent trustees and currently has the following members: Kiran M. Patel (Chair), Michael J. Beer, Kimberly S. Patmore and J. Derek Penn.

4.
Securities Beneficially Owned by Each Trustee:

Under the “Securities Beneficially Owned by Each Trustee” section: the following is added for Michael J. Beer and Richard A. Wurster as of December 31, 2021.
Name of Trustee	Dollar Range of Trustee Ownership of the Funds		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
INDEPENDENT TRUSTEES
Michael J. Beer	None		None
INTERESTED TRUSTEES
Richard A. Wurster			Over $100,000
	Schwab Government Money Fund – Sweep Shares	$1 – $10,000
	Schwab 1000 Index Fund	$50,001 – $100,000
	Schwab Fundamental Emerging Markets Large Company Index Fund	$10,001 – $50,000
	Schwab Fundamental International Large Company Index Fund	$10,001 – $50,000
	Schwab Fundamental International Small Company Index Fund	$10,001 – $50,000
	Schwab Fundamental Emerging Markets Large Company Index ETF	Over $100,000
	Schwab Fundamental International Large Company Index ETF	$1 – $10,000
	Schwab Fundamental International Small Company Index ETF	$1 – $10,000
	Schwab Fundamental U.S. Large Company Index ETF	$1 – $10,000
	Schwab Fundamental U.S. Small Company Index ETF	$1 – $10,000
	Schwab International Index Fund	$10,001 – $50,000
	Schwab International Small-Cap Equity ETF	$1 – $10,000
	Schwab Emerging Markets Equity ETF	$1 – $10,000
	Schwab International Equity ETF	$1 – $10,000
	Schwab U.S. Large-Cap ETF	$1 – $10,000
	Schwab U.S. REIT ETF	$1 – $10,000
	Schwab U.S. Small-Cap ETF	$1 – $10,000
	Schwab U.S. TIPS ETF	$1 – $10,000
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG119043-00 (09/22)
00278336